Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

(14) Related Party Transactions

The Company conducts transactions with its directors and executive officers, including companies in which such directors and executive officers have a beneficial interest, in the normal course of business. It is the Company’s policy to comply with federal regulations that require that loan and deposit transactions with directors and executive officers be made on substantially the same terms as those prevailing at the time for comparable loans and deposits to other persons. At December 31, 2018 and 2017, deposits from directors, executive officers and their related interests aggregated approximately $5.7 million and $4 million, respectively. These deposits were taken in the normal course of business at market interest rates.

The following is a summary of activity for related party loans for 2018 and 2017 (in thousands):

	2018	2017
Balance at beginning of year	$8,369	$9,551
New loans	11,097	15,690
Repayments	14,145	16,872

Balance at end of year	$5,321	$8,369